Consolidated Statement of Profit and Loss and Other Comprehensive Loss (Parenthetical) - Platform And Application Expense - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Line Items]
Amortization expense	$ 8,995	$ 5,085	$ 17,524	$ 1,182
Impairment loss	$ 8,995	$ 5,085	$ 17,524	$ 1,182